UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 63.7%
COMMUNICATIONS—TOWERS 1.6%
Crown Castle International Corp.	174,766	$17,473,105
REAL ESTATE 62.1%
DATA CENTERS 7.8%
CyrusOne(a),(b)	163,314	9,624,094
Digital Realty Trust(a),(b)	211,206	24,992,006
Equinix(a),(b)	83,977	37,478,935
QTS Realty Trust, Class A(a),(b)	224,353	11,747,123
		83,842,158
DIVERSIFIED 1.0%
American Assets Trust(a)	181,011	7,198,808
JBG SMITH Properties(a),(b),(c)	97,430	3,333,080
		10,531,888
HEALTH CARE 4.9%
HCP(a),(b)	681,392	18,963,139
Healthcare Trust of America, Class A(a),(b)	689,491	20,546,832
Physicians Realty Trust(a),(b)	740,460	13,128,356
		52,638,327
HOTEL 3.6%
Host Hotels & Resorts(a),(b)	952,766	17,616,644
Pebblebrook Hotel Trust(a),(b)	219,895	7,947,005
Sunstone Hotel Investors(a),(b)	856,730	13,767,651
		39,331,300
INDUSTRIALS 3.8%
Prologis(a),(b)	638,016	40,488,495
NET LEASE 2.6%
Four Corners Property Trust	214,456	5,344,243
Gaming and Leisure Properties(a)	264,452	9,755,634
Gramercy Property Trust(a),(b)	426,267	12,894,577
		27,994,454
OFFICE 10.4%
Alexandria Real Estate Equities(a),(b)	125,046	14,876,723
Boston Properties	62,842	7,722,025
Douglas Emmett(a),(b)	308,082	12,144,592
Highwoods Properties(a),(b)	269,384	14,032,212
Hudson Pacific Properties	238,800	8,006,964

	Number of Shares	Value
Kilroy Realty Corp.(a),(b)	241,457	$17,172,422
SL Green Realty Corp.(a),(b)	226,425	22,941,381
Vornado Realty Trust(a),(b)	194,861	14,980,914
		111,877,233
RESIDENTIAL 16.0%
APARTMENT 12.4%
Apartment Investment & Management Co., Class A(a),(b)	231,507	10,153,897
Equity Residential(a),(b)	485,177	31,987,720
Essex Property Trust(a),(b)	111,232	28,256,265
Mid-America Apartment Communities(a),(b)	196,053	20,954,145
Starwood Waypoint Homes(a),(b)	452,044	16,440,840
UDR(a),(b)	673,132	25,599,210
		133,392,077
MANUFACTURED HOME 1.7%
Sun Communities(a),(b)	213,633	18,304,075
STUDENT HOUSING 1.9%
American Campus Communities(a),(b)	477,296	21,072,618
TOTAL RESIDENTIAL		172,768,770
SELF STORAGE 2.7%
CubeSmart(a)	281,601	7,310,362
Extra Space Storage(a),(b)	278,487	22,256,681
		29,567,043
SHOPPING CENTERS 8.1%
COMMUNITY CENTER 2.9%
Brixmor Property Group(a),(b)	584,432	10,987,322
Kimco Realty Corp.	166,174	3,248,702
Regency Centers Corp.(a),(b)	156,608	9,715,960
Weingarten Realty Investors	226,214	7,180,032
		31,132,016
REGIONAL MALL 5.2%
GGP(a),(b)	585,538	12,161,624
Simon Property Group(a),(b)	276,133	44,460,175
		56,621,799
TOTAL SHOPPING CENTERS		87,753,815

	Number of Shares	Value
SPECIALTY 1.2%
CoreCivic	206,790	$5,535,768
Lamar Advertising Co., Class A	108,307	7,422,279
		12,958,047
TOTAL REAL ESTATE		669,751,530
TOTAL COMMON STOCK (Identified cost—$493,463,344)		687,224,635
PREFERRED SECURITIES—$25 PAR VALUE 20.5%
BANKS 5.2%
Bank of America Corp., 6.20%, Series CC(a),(d)	134,575	3,597,190
Bank of America Corp., 6.00%, Series EE(d)	153,877	4,091,589
Bank of America Corp., 6.50%, Series Y(a),(d)	63,268	1,704,440
Citigroup, 6.30%, Series S(a),(d)	139,006	3,778,183
GMAC Capital Trust I, 7.10%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)(a),(b),(e)	324,847	8,575,961
Huntington Bancshares, 6.25%, Series D(a),(d)	108,437	2,973,343
JPMorgan Chase & Co., 6.10%, Series AA(a),(d)	43,750	1,179,500
JPMorgan Chase & Co., 6.15%, Series BB(a),(d)	78,600	2,129,274
JPMorgan Chase & Co., 6.125%, Series Y(d)	90,000	2,407,500
New York Community Bancorp, 6.375% to 3/7/27, Series A (d),(f)	143,450	4,187,305
People’s United Financial, 5.625% to 12/15/26, Series A (a),(d),(f)	104,699	2,811,168
Regions Financial Corp., 6.375% to 9/15/24, Series B (d),(f)	113,497	3,243,744
TCF Financial Corp., 5.70%, Series C(d)	73,000	1,860,770
Wells Fargo & Co., 5.85% to 9/15/23, Series Q (a),(b),(d),(f)	192,386	5,248,290
Wells Fargo & Co., 5.70%, Series W(a),(d)	117,835	3,063,710
Wells Fargo & Co., 5.625%, Series Y(d)	184,825	4,840,567
		55,692,534
BANKS—FOREIGN 0.6%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a),(d)	187,586	4,980,409
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)(a),(d)	80,569	2,055,315
		7,035,724
ELECTRIC 1.6%
INTEGRATED ELECTRIC 1.0%
Alabama Power Co., 5.00%, Series A(d)	72,000	1,856,880
DTE Energy Co., 5.375%, due 6/1/76, Series B	116,388	3,008,630
Georgia Power Co., 5.00%, due 10/1/77, Series 2017	60,825	1,529,140

	Number of Shares	Value
Integrys Holdings, 6.00% to 8/1/23(f)	162,977	$4,638,733
		11,033,383
REGULATED ELECTRIC 0.6%
Southern Co./The, 6.25%, due 10/15/75	238,165	6,525,721
TOTAL ELECTRIC		17,559,104
FINANCIAL 3.3%
DIVERSIFIED FINANCIAL SERVICES 0.7%
KKR & Co. LP, 6.75%, Series A(d)	140,000	3,824,800
State Street Corp., 5.35% to 3/15/26, Series G (d),(f)	126,525	3,444,011
		7,268,811
INVESTMENT ADVISORY SERVICES 0.3%
Ares Management LP, 7.00%, Series A(d)	136,000	3,688,320
INVESTMENT BANKER/BROKER 2.3%
Carlyle Group LP/The, 5.875%, Series A(d)	176,675	4,519,347
Charles Schwab Corp./The, 5.95%, Series D(d)	122,400	3,321,936
Morgan Stanley, 6.875% to 1/15/24, Series F (a),(d),(f)	254,714	7,358,687
Morgan Stanley, 6.375% to 10/15/24, Series I (a),(d),(f)	164,338	4,657,339
Morgan Stanley, 5.85% to 4/15/27, Series K (d),(f)	166,775	4,559,628
		24,416,937
TOTAL FINANCIAL		35,374,068
INDUSTRIALS—CHEMICALS 1.0%
CHS, 6.75% to 9/30/24 Series III(a),(d),(f)	130,453	3,593,980
CHS, 7.50%, Series IV(d)	74,495	2,136,517
CHS, 7.10% to 3/31/24, Series II (a),(d),(f)	193,453	5,612,071
		11,342,568
INSURANCE 2.9%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)(d)	41,743	1,095,754
MULTI-LINE 1.0%
American Financial Group, 6.00%, due 11/15/55	99,000	2,649,240
American Financial Group, 6.25%, due 9/30/54	89,041	2,337,326
Hanover Insurance Group/The, 6.35%, due 3/30/53	98,400	2,510,184
WR Berkley Corp., 5.75%, due 6/1/56	139,375	3,655,806
		11,152,556

	Number of Shares	Value
MULTI-LINE—FOREIGN 0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(d)	74,903	$2,025,377
PROPERTY CASUALTY—FOREIGN 0.6%
Axis Capital Holdings Ltd., 5.50%, Series E (Bermuda)(d)	160,000	4,059,200
Validus Holdings Ltd., 5.80% (Bermuda)(d)	105,871	2,662,656
		6,721,856
REINSURANCE 0.4%
Reinsurance Group of America, 5.75% to 6/15/26, due 6/15/56(a),(f)	138,000	3,993,720
REINSURANCE—FOREIGN 0.6%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)(d)	241,762	5,971,521
TOTAL INSURANCE		30,960,784
PIPELINES 0.3%
NuStar Energy LP, 7.625% to 6/15/22, Series B (d),(f)	113,604	2,925,303
REAL ESTATE 4.2%
DIVERSIFIED 1.5%
Colony NorthStar, 8.50%, Series D(d)	90,426	2,339,321
CoreSite Realty Corp., 7.25%, Series A(d)	79,200	2,020,392
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(d)	76,536	3,910,607
VEREIT, 6.70%, Series F(a),(d)	254,902	6,558,628
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(d)	60,862	1,607,974
		16,436,922
HOTEL 0.5%
Hersha Hospitality Trust, 6.875%, Series C(a),(d)	134,345	3,396,913
Sunstone Hotel Investors, 6.95%, Series E(d)	65,000	1,761,500
		5,158,413
INDUSTRIALS 0.6%
Monmouth Real Estate Investment Corp., 6.125%, Series C(d)	140,000	3,525,200
STAG Industrial, 6.875%, Series C(d)	96,000	2,586,240
		6,111,440
NET LEASE 0.4%
Gramercy Property Trust, 7.125%, Series A(d)	151,270	4,013,193
RESIDENTIAL—SINGLE FAMILY 0.2%
American Homes 4 Rent, 5.00%, Series A(d)	79,685	2,270,226
SHOPPING CENTERS—COMMUNITY CENTER 0.7%
Cedar Realty Trust, 7.25%, Series B(a),(b),(d)	78,560	1,985,997
DDR Corp., 6.50%, Series J(a),(d)	120,000	3,007,200

	Number of Shares	Value
Saul Centers, 6.875%, Series C(a),(d)	84,140	$2,159,874
		7,153,071
SPECIALTY 0.3%
Digital Realty Trust, 6.35%, Series I(d)	140,000	3,789,800
TOTAL REAL ESTATE		44,933,065
TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	133,000	3,594,990
UTILITIES 1.1%
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K	116,605	2,978,092
SCE Trust IV, 5.375% to 9/15/25, Series J (d),(f)	86,165	2,341,103
SCE Trust V, 5.45% to 3/15/26, Series K (a),(b),(d),(f)	93,469	2,607,785
SCE Trust VI, 5.00%(d)	142,000	3,603,960
		11,530,940
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$203,377,420)		220,949,080

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 46.4%
BANKS 8.8%
Bank of America Corp., 6.30% to 3/10/26, Series DD (a),(d),(f)	$3,900,000		4,416,750
Bank of America Corp., 6.50% to 10/23/24, Series Z (a),(d),(f)	6,113,000		6,919,152
Citigroup, 6.125% to 11/15/20, Series R (d),(f)	4,806,000		5,148,428
Citigroup, 6.25% to 8/15/26, Series T (d),(f)	4,425,000		4,983,656
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000		6,102,673
CoBank ACB, 6.25% to 10/1/22, Series F, 144A (a),(d),(f),(g)	33,000	†	3,554,720
CoBank ACB, 6.125%, Series G(a),(d)	46,500	†	4,604,955
CoBank ACB, 6.25% to 10/1/26, Series I (d),(f)	4,334,000		4,793,001
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A (a),(d),(f),(g)	63,000	†	6,930,000
Farm Credit Bank of Texas, 10.00%, 144A, Series I(a),(d),(g)	6,000	†	7,335,000
Goldman Sachs Group/The, 5.70% to 5/10/19, Series L (d),(f)	2,520,000		2,605,050
Huntington Bancshares, 8.50%, Series A (Convertible)(a),(d)	2,205	†	3,263,400
JPMorgan Chase & Co., 7.90% to 4/30/18, Series I (a),(b),(d),(f)	6,000,000		6,187,500
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S (a),(d),(f)	6,650,000		7,614,649
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z (d),(f)	2,500,000		2,612,500
PNC Financial Services Group, 6.75% to 8/1/21(d),(f)	2,775,000		3,125,344
Wells Fargo & Co., 7.98% to 3/15/18, Series K (a),(d),(f)	4,465,000		4,604,531

	Principal Amount	Value
Wells Fargo & Co., 5.875% to 6/15/25, Series U (d),(f)	$5,270,000	$5,872,098
Wells Fargo Capital X, 5.95%, due 12/1/36, (TruPS)	3,700,000	4,181,000
		94,854,407
BANKS—FOREIGN 16.6%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(d),(f),(g)	3,200,000	3,624,000
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(d),(f)	6,200,000	8,531,568
Banco Santander SA, 5.25% to 9/29/23 (EUR) (Spain)(d),(f)	3,000,000	3,563,607
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)(d),(f)	3,000,000	3,909,135
Barclays PLC, 5.875% to 9/15/24 (GBP) (United Kingdom)(d),(f)	600,000	795,144
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(d),(f)	3,400,000	3,710,253
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(a),(d),(f)	5,320,000	5,630,821
BNP Paribas, 7.195% to 6/25/37, 144A (France)(a),(d),(f),(g)	5,300,000	6,234,125
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(d),(f),(g)	2,000,000	2,262,500
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(d),(f),(g)	8,000,000	8,810,000
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(d),(f),(g)	7,300,000	8,659,778
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(d),(f)	4,800,000	5,184,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(d),(f),(g)	1,605,000	1,817,950
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)(d),(f)	3,500,000	3,764,320
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(d),(f)	4,700,000	5,045,154
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(b),(g)	4,835,906	6,228,091
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(d),(f),(g)	6,192,000	9,856,921
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(d),(f)	3,500,000	3,669,400
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(d),(f)	1,800,000	1,935,558
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(d),(f)	5,200,000	5,674,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(d),(f)	4,200,000	4,536,202
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)(d),(f)	1,200,000	1,515,782
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(d),(f)	5,866,000	6,591,917

	Principal Amount		Value
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(d),(f),(g)	$2,000,000		$2,074,400
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(d)	6,540,000		13,671,210
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)(a),(d),(f),(g)	12,375,000		14,030,156
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(d),(f)	2,241,000		2,858,396
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(f)	2,000,000		2,220,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(d),(f)	8,000,000		8,890,000
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(d),(f),(g)	4,200,000		4,557,000
Swedbank AB, 6.00% to 3/17/22 (Sweden)(d),(f)	4,200,000		4,466,776
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(d),(f)	2,000,000		2,151,562
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d),(f)	2,000,000		2,200,482
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(d),(f)	1,600,000		1,800,080
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(d),(f)	3,000,000		3,195,108
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(d),(f)	5,000,000		5,426,235
			179,092,131
COMMUNICATIONS—TOWERS 0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)	3,900	†	4,165,200
FOOD 1.9%
Dairy Farmers of America, 7.875%, 144A(d),(g)	52,100	†	5,533,999
Dairy Farmers of America, 7.875%, 144A(a),(d),(g)	82,000	†	9,271,125
Land O’ Lakes, 7.25%, 144A(d),(g)	5,000,000		5,425,000
			20,230,124
INDUSTRIALS—DIVERSIFIED MANUFACTURING 1.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b),(d),(f)	12,236,000		12,957,312
INSURANCE 10.6%
LIFE/HEALTH INSURANCE 4.2%
MetLife, 10.75%, due 8/1/69	3,592,000		6,016,600
MetLife, 9.25%, due 4/8/38, 144A(a),(g)	9,265,000		13,781,688
MetLife, 5.25% to 6/15/20, Series C(d),(f)	5,266,000		5,442,200
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(g)	2,881,000		3,874,945
Prudential Financial, 5.20% to 3/15/24, due 3/15/44(f)	2,000,000		2,128,750
Prudential Financial, 5.625% to 6/15/23, due 6/15/53(a),(b),(f)	9,464,000		10,327,590

	Principal Amount	Value
Voya Financial, 5.65% to 5/15/23, due 5/15/53(f)	$3,550,000	$3,778,975
		45,350,748
LIFE/HEALTH INSURANCE—FOREIGN 4.4%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan) (d),(f),(g)	6,100,000	6,054,250
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(d),(f),(g)	3,400,000	3,655,000
Demeter BV (Swiss Re Ltd.), 5.625% to 8/15/27, due 8/15/52 (Netherlands)(f)	4,200,000	4,505,328
La Mondiale Vie, 7.625% to 4/23/19 (France)(d),(f)	4,500,000	4,802,198
Legal & General Group PLC, 5.25% to 3/21/27, due 3/21/47 Series EMTN (United Kingdom)(f)	2,400,000	2,546,738
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 144A (Japan)(a),(f),(g)	7,350,000	7,996,800
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 144A (Japan)(a),(f),(g)	10,000,000	10,487,500
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (Cayman Islands)	3,600,000	3,747,726
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77 144A (Japan)(f),(g)	3,400,000	3,343,230
		47,138,770
MULTI-LINE—FOREIGN 0.3%
AXA SA, 6.463% to 12/14/18, 144A (France)(a),(d),(f),(g)	3,250,000	3,343,437
PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(g)	7,077,000	8,952,405
PROPERTY CASUALTY—FOREIGN 0.9%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(f)	6,003,000	6,774,205
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46 Series EMTN (Australia)(f)	2,800,000	3,030,793
		9,804,998
TOTAL INSURANCE		114,590,358

	Principal Amount		Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN 1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(g)	$3,254	†	$3,774,640
SoftBank Group Corp., 6.00% to 7/19/23 (Japan)(d),(f)	4,200,000		4,249,392
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)(d),(f)	4,800,000		4,950,480
			12,974,512
MATERIAL—METALS & MINING 1.0%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, 144A (Australia)(a),(b),(f),(g)	9,600,000		11,328,000
MEDIA 0.2%
Viacom, 6.25% to 2/28/27, due 2/28/57(f)	2,500,000		2,520,263
PIPELINES 2.1%
Enbridge, 5.50% to 7/15/27, due 7/15/77 (Canada)(f)	5,200,000		5,278,000
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77 Series E (f)	2,662,000		2,691,948
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(f)	4,000,000		4,102,500
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(f)	2,700,000		2,870,100
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76 Series 16-A (Canada)(f)	7,002,000		7,614,675
			22,557,223
UTILITIES—ELECTRIC UTILITIES—FOREIGN 2.4%
Emera, 6.75% to 6/15/26, due 6/15/76 Series 16-A (Canada)(a),(b),(f)	13,450,000		15,366,625
Enel SpA, 8.75% to 9/24/23, due 9/24/73 144A (Italy)(a),(f),(g)	8,510,000		10,329,013
			25,695,638
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$447,534,089)			500,965,168

	Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(h)	7,700,000		7,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,700,000)			7,700,000

TOTAL INVESTMENTS (Identified cost—$1,152,074,853)	131.3%	$1,416,838,883
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.3)	(338,129,801)
NET ASSETS (Equivalent to $22.68 per share based on 47,566,736 shares of common stock outstanding)	100.0%	$1,078,709,082

Note: Percentages indicated are based on the net assets of the Fund.

†            Represents shares.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $709,208,390  in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $319,646,535 in aggregate has been rehypothecated.

(c)     Non-income producing security.

(d)    Perpetual security.  Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.  The date indicated, if any, represents the next call date.

(e)     Variable rate.  Rate shown is in effect at September 30, 2017.

(f)      Security converts to floating rate after the indicated fixed-rate coupon period.

(g)     Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $193,125,673 or 17.9% of the net assets of the Fund, of which 0.5% are illiquid.

(h)    Rate quoted represents the annualized seven-day yield of the fund.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	11,776,343	USD	14,023,564	10/3/17	$105,099
Brown Brothers Harriman	GBP	9,370,344	USD	12,082,590	10/3/17	(473,665)
Brown Brothers Harriman	USD	12,574,252	GBP	9,370,344	10/3/17	(17,997)
Brown Brothers Harriman	USD	13,919,167	EUR	11,776,343	10/3/17	(702)
Brown Brothers Harriman	EUR	14,798,280	USD	17,517,449	11/2/17	(574)
Brown Brothers Harriman	GBP	10,811,730	USD	14,521,559	11/2/17	19,716
						$(368,123)

The total amount of all forward foreign currency exchange contracts as presented in the table above, is representative of the volume of activity for this derivative type during the nine months ended September 30, 2017.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$687,224,635	$687,224,635	$—	$—
Preferred Securities - $25 Par Value:				—
Electric-Integrated Electric	11,033,383	6,394,650	4,638,733	—
Other Industries	209,915,697	209,915,697	—	—
Preferred Securities - Capital Securities:
Banks	94,854,407	3,263,400	91,591,007	—
Communications-Towers	4,165,200	4,165,200	—	—
Food	20,230,124	—	14,696,125	5,533,999
Other Industries	381,715,437	—	381,715,437	—
Short-Term Investments	7,700,000	—	7,700,000	—
Total Investments(a)	$1,416,838,883	$910,963,582	$500,341,302	$5,533,999	(b)
Forward foreign currency exchange contracts	$124,815	$—	$124,815	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$124,815	$—	$124,815	$—
Forward foreign currency exchange contracts	$(492,938)	$—	$(492,938)	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(492,938)	$—	$(492,938)	$—

(a)         Portfolio holdings are disclosed individually on the Schedule of Investments.

(b)         Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities - Capital Securities - Food
Balance as of December 31, 2016	$4,194,211
Purchases	1,282,500
Change in unrealized appreciation (depreciation)	57,288
Balance as of September 30, 2017	$5,533,999

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $57,288.

Note 2.   Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017